Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Impairment Loss					$ 0	$ 0
Accumulated Amortization					28,100	25,100
Selling, General and Administrative Expense	$ 30,186	$ 21,863	$ 80,362	$ 60,210	82,141	66,536
Cost of Sales
Indefinite-Lived Intangible Assets [Line Items]
Cost Of Sale For Intangible Assets					3,200	2,600
Selling, General and Administrative Expenses
Indefinite-Lived Intangible Assets [Line Items]
Selling, General and Administrative Expense					$ 24,900	$ 22,500